Basis of presentation and accounting policies - Terminal Aeroportuaria Guayaquil S.A (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Non-current assets	$ 3,374,600	$ 3,312,536
Current assets	507,643	532,742
Total assets	3,882,243	3,845,278
Non-current liabilities	2,121,327	2,172,030
Current liabilities	562,302	450,551
Total liabilities	2,683,629	2,622,581
Equity	1,198,614	1,222,697	$ 797,142	$ 803,324
Revenue	1,558,640	1,426,145	1,575,153
Gross profit	420,215	454,720	545,170
Operating income	223,635	298,974	369,149
Financial Results	(207,023)	(291,326)	(239,492)
Share of income in associates	(5,353)	(4,146)	(15,841)
Income tax expense	17,079	14,101	46,925
Net income	(5,820)	(10,599)	66,891
Other comprehensive income/(loss) for the year	(25,020)	(248,585)	(25,135)
Total comprehensive income for the year	(30,840)	(259,184)	$ 41,756
Terminal Aeroportuaria Guayaquil S.A. ("TAGSA")
Disclosure of subsidiaries [line items]
Non-current assets	63,914	46,009
Current assets	50,629	44,145
Total assets	114,543	90,154
Non-current liabilities	17,839	2,098
Current liabilities	49,616	45,130
Total liabilities	67,455	47,228
Equity	47,088	42,926
Revenue	109,608	89,226
Gross profit	37,650	37,844
Operating income	20,663	18,717
Financial Results	125	(49)
Share of income in associates	0	0
Income tax expense	(2,047)	(4,053)
Net income	18,741	14,615
Other comprehensive income/(loss) for the year	36	63
Total comprehensive income for the year	18,777	14,678
Dividends paid	14,616	16,954
Increase/(decrease) in cash
Provided by operating activities	8,233	24,743
Provided by/ (Used in) investing activities	18,035	(427)
Used in financing activities	$ (619)	$ (22,298)